EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Net periodic benefit cost
Service cost	$32	$146	$193
Interest cost	126	399	573
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(1,703)	(244)	114
Amortization of net (gain) or loss	(132)	--	109
Total net periodic benefit cost	$(1,677)	$301	$989

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$(91)	$(3,851)	$(990)
Net (gain) or loss for the period	(668)	(1,355)	(1,752)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	1,703	244	(114)
Amortization of net (gain) or loss	132	--	(109)
Total recognized in other comprehensive income	$1,076	$(4,962)	$(2,965)
Total recognized in net periodic benefit cost and other comprehensive income	$(601)	$(4,661)	$(1,976)

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
	Increase	Decrease
Effect on service cost and interest cost	$13	$(10)
Effect on postretirement benefit obligation	$145	$(116)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$2,995	$7,749	$9,811
Service cost	32	146	193
Interest cost	126	399	573
Benefits paid	(77)	(93)	(86)
Change in plan provisions	(91)	(3,851)	(990)
Actuarial loss (gain)	(668)	(1,355)	(1,752)
Benefit obligation end of period	$2,317	$2,995	$7,749
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	77	93	86
Benefits paid	(77)	(93)	(86)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(2,317)	$(2,995)	$(7,749)

Schedule of Amounts Recognized in Statement of Financial Position
	As of December 31, 2013	As of December 31, 2012	As of December 31, 2011
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(89)	(132)	(137)
Non-current liabilities	(2,228)	(2,863)	(7,612)
Net amount recognized	$(2,317)	$(2,995)	$(7,749)
Weighted average assumptions used:
Discount rate	5.20%	4.30%	5.20%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	7.75/25.00%	8.25/35.00%	8.25/57.00%
Ultimate rate (Pre 65/ Post 65)	5.00/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2022/2022	2022/2022	2021/2019

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2014	$89
2015	83
2016	182
2017	101
2018	116
2019 - 2023	$678

Schedule of Weighted Average Assumptions Used
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A

Schedule of Health Care Cost Trend Rates
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	8.25/35.00%	8.25/57.00%	10.00/21.00%
Ultimate rate (Pre-65/Post-65)	5.00/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2022/2022	2021/2019	2021/2019
Measurement date	December 31, 2013	December 31, 2012	December 31, 2011

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Net periodic benefit cost
Service cost	$--	$--	$--
Interest cost	732	761	736
Expected return on plan assets	(948)	(817)	(810)
Amortization of transition obligation(asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	97	70	--
Total net periodic benefit cost	$(119)	$14	$(74)

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$93	$--	$--
Net (gain) or loss for the period	(4,696)	1,000	2,468
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	(97)	(70)	--
Total recognized in other comprehensive income	$(4,700)	$930	$2,468
Total recognized in net periodic benefit cost and other comprehensive income	$(4,819)	$944	$2,394

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	3	--	--
Net actuarial (gain) or loss	$--	$97	$--

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$17,272	$15,134	$13,105
Service cost	--	--	--
Interest cost	732	761	736
Benefits paid	(437)	(293)	(273)
Change in plan provisions	93	--	--
Actuarial loss (gain)	(1,787)	1,670	1,566
Benefit obligation end of period	$15,873	$17,272	$15,134
Change in plan assets
Fair value of plan assets at beginning of period	$12,543	$10,842	$10,742
Actual return on plan assets	3,857	1,488	(92)
Employer contribution	689	506	465
Benefits paid	(437)	(293)	(273)
Fair value of plan assets at end of period	$16,652	$12,543	$10,842
Funded status	$779	$(4,729)	$(4,292)
Accumulated benefit obligation	$15,873	$17,272	$15,134

Schedule of Amounts Recognized in Statement of Financial Position
Amounts recognized in statement of financial position
Non-current assets	$779	$--	$--
Current liabilities	--	--	--
Non-current liabilities	--	(4,729)	(4,292)
Net amount recognized	$779	$(4,729)	$(4,292)
Weighted average assumptions used
Discount rate	5.10%	4.30%	5.10%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2014	$540
2015	615
2016	684
2017	748
2018	806
2019 - 2023	$4,829

Schedule of Weighted Average Assumptions Used
Weighted average assumptions used:
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Weighted Average Asset Allocations
Asset Category:	December 31, 2013	Target allocation 2014
Equity securities	86%	65%-75%
Debt securities	14%	25%-35%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Schedule of Assets Measured at Fair Value on a Recurring Basis
The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2013:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$16,652	$--
Total plan assets at fair value	$--	$16,652	$--

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2012:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$12,543	$--
Total plan assets at fair value	$--	$12,543	$--